Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Jun. 30, 2017
Consolidated Balance Sheets [Abstract]
Common share, par value	$ 0.0001	$ 0.0001
Common share, shares authorized	100,000,000	100,000,000
Common share, shares issued	13,590,000	11,290,000
Common share, shares outstanding	13,590,000	11,290,000